Related party transactions - Narrative (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment expense		€ 13.0
Stellantis Otomotiv Pazarlama Anonim Sirketi ("Stellantis Türkiye")
Disclosure of transactions between related parties [line items]
Proportion of interest in subsidiary disposed	100.00%
Directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation		21.0	€ 27.0
Key management personnel compensation, share-based payment expense			22.0
Key management personnel compensation, short-term employee benefits		0.0	0.0
Key management personnel compensation, pension and similar benefits		0.2	1.0
Key management
Disclosure of transactions between related parties [line items]
Key management personnel compensation		30.0	23.0
Key management personnel compensation, share-based payment expense		6.0	7.0
Key management personnel compensation, short-term employee benefits		1.0	0.0
Key management personnel compensation, pension and similar benefits		€ 3.0	€ 2.0